BIOLOGICAL ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in biological assets [abstract]
Carrying amount, beginning of year	$ 114,559	$ 162,986
Costs incurred until harvest	0	218,874
Effect of unrealized changes in fair value of biological assets	2,818,442	(1,977)
Biological assets purchased	3,841	0
Biological assets sold	(133,680)	0
Transferred to inventory upon harvest	(1,714,634)	(265,324)
Carrying amount, end of year	$ 1,088,528	$ 114,559